Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

On April 30, 2013, the Company reorganized from a Colorado limited liability company into a Delaware corporation, and accordingly, we are subject to federal and state income taxes subsequent to April 30, 2013.  On the date of conversion, we recorded a net deferred tax liability of $0.6 million on our consolidated balance sheet, the effect of which was recorded as a deferred tax on conversion to a corporation in our consolidated statement of operations.

At the end of each interim period, we are required to estimate our annual effective tax rate for the fiscal year and use that rate to provide for income taxes for the current year-to-date reporting period. Accordingly, we recorded income tax expense of $2.6 million and $7.1 million for the three and nine months ended September 30, 2014.  Our income tax expense for the three and nine months ended September 30, 2014 is based on our estimated annual effective tax rate of approximately 34% and certain discreet items recorded in the third quarter of 2014.  The discreet items related to the filing of our prior year federal income tax returns, and impacted our effective tax rate by approximately 3.4% and 1.6% for the three and nine month ended September 30, 2014, respectively.

11. Income Taxes

On April 30, 2013, the Company reorganized from a limited liability company into a Delaware corporation, and accordingly, we are subject to federal and state income taxes.  On the date of conversion, we recorded a net deferred tax liability of $0.6 million on our consolidated balance sheet, the effect of which was recorded as an income tax expense on our consolidated statement of operations.

Our income tax expense comprises the following current and deferred amounts (in thousands):

Year Ended
December 31,
2013
Current
Federal	$4,168
State and local	562
Total current	4,730
Deferred
Federal	840
State and local	72
Total deferred	912
Income tax expense	$5,642

Total income tax expense differed from the amounts computed by applying the federal statutory income tax rate of 35% to income before income taxes as a result of the following items (in thousands):

Year Ended
December 31,
2013
Statutory income tax expense	$4,897
State income tax expense, net of federal income tax expense	382
Section 199 deduction	(421)
Other permanent items	157
Conversion to corporation	627
Income tax expense	$5,642

Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences.  Temporary differences arise when revenues and expenses for financial reporting are recognized for tax purposes in a different period.  ASC 740 requires that a valuation allowance be recorded against deferred tax assets unless it is more likely than not that the deferred tax asset will be utilized.  As a result of this analysis, the Company has not recorded a valuation allowance against its deferred tax assets.  The Company will continue to evaluate the need to record valuation allowances against deferred tax assets and will make adjustments in accordance with the accounting standard.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2013 (in thousands):

Deferred tax assets
Warranty reserves	$437
Accrued expenses	993
Intangible assets	143
Deferred tax asset	1,573

Deferred tax liabilities
Prepaid assets	457
Property and equipment	511
Inventory valuation adjustment	1,517
Deferred tax liability	2,485
Net deferred tax liability	$912

The uncertainty provisions of ASC 740 also require the Company to recognize the impact of a tax position in its consolidated financial statements only if the technical merits of that position indicate that the position is more likely than not of being sustained upon audit.  During the year, the Company did not record a reserve for uncertain tax positions.  The tax year end December 31, 2013, is open and subject to audit by the Internal Revenue Service and the states of Colorado and Texas.